Supplemental Cash Flow Information (Details) - Schedule of Purchase of Property, Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Purchase of Property Plant and Equipment [Abstract]
Acquisition of intangible assets	$ 6,538,446	$ 73,093	$ 1,626,065
Add: Opening balance of payable on intangible assets		727,060
Less: Reversal of payable on intangible assets		(727,060)
Less: Ending balance of payable on intangible assets	(3,020,475)		(727,060)
Cash paid during the year	$ 3,517,971	$ 73,093	$ 899,005